Filed electronically with the Securities and Exchange Commission on November 20, 2014

File No. 002-91577
File No. 811-04049
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| __ |

Pre-Effective Amendment No.	| __ |
Post-Effective Amendment No. 76	| X |
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| __ |

Amendment No. 78	| X |

Deutsche Income Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|___|	On ____________pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On ____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|___|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	Deutsche Unconstrained Income Fund — Institutional Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 11th day of November 2014.

DEUTSCHE INCOME TRUST

By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	November 11, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	November 11, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	November 11, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	November 11, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	November 11, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	November 11, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	November 11, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	November 11, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	November 11, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	November 11, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	November 11, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	November 11, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	November 11, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	November 11, 2014

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

** Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 73, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase